Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2023 USD ($) share	Oct. 31, 2022 USD ($) share	Oct. 31, 2021 USD ($) share	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Stock options granted | share	3,000,000	2,025,000	9,500,000
Statute barred payables | $	$ 0	$ 0	$ 422,982
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | share	1,340,000	0	5,000,000
Corporation controlled by an officer [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 0		$ 5,650	$ 4,139
Directors [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties | $					$ 2,173		$ 0